Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 4,126.7	¥ 3,738.8	¥ 3,170.2
General and administrative expenses	(2,402.0)	(2,250.6)	(1,949.2)
Others	(5.4)	72.0	55.4
Consolidated net business profit	1,719.3	1,560.2	1,276.4
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	931.3	835.2	742.0
General and administrative expenses	(328.1)	(311.0)	(286.2)
Others	126.0	107.9	101.5
Consolidated net business profit	729.2	632.1	557.3
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	1,377.3	1,290.0	1,170.0
General and administrative expenses	(1,110.3)	(1,079.9)	(996.7)
Others	6.8	5.6	4.7
Consolidated net business profit	273.8	215.7	178.0
Operating segments [member] | Global Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	1,344.9	1,375.9	1,216.2
General and administrative expenses	(903.3)	(809.3)	(708.0)
Others	150.4	78.3	15.5
Consolidated net business profit	592.0	644.9	523.7
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	636.6	526.2	461.8
General and administrative expenses	(196.0)	(165.3)	(150.5)
Others	33.9	29.0	28.8
Consolidated net business profit	474.5	389.9	340.1
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(163.4)	(288.5)	(419.8)
General and administrative expenses	135.7	114.9	192.2
Others	(322.5)	(148.8)	(95.1)
Consolidated net business profit	¥ (350.2)	¥ (322.4)	¥ (322.7)